Leases (Details) - USD ($) $ in Thousands						1 Months Ended	3 Months Ended	12 Months Ended
	Apr. 30, 2025	Jan. 31, 2025	Nov. 01, 2024	Nov. 30, 2022	Nov. 29, 2021	Feb. 29, 2024	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Nov. 06, 2024	Jun. 30, 2024
Leases [Line Items]
Lease payments								$ 356	$ 138
Lease term											15 months
New York [Member]
Leases [Line Items]
Lease payments	$ 11					$ 5
Lease term						12 months
Office Operating Lease Agreement [Member]
Leases [Line Items]
Lease payments			$ 18		$ 7
Lease term			2 years
Car Leasing Agreement [Member]
Leases [Line Items]
Lease payments		$ 1					$ 1
Lease term		3 years								3 years
Operating Lease Agreement [Member]
Leases [Line Items]
Lease payments				$ 5